GOODWILL - Narrative (Details) - Goodwill	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate applied to cash flow projections	11.00%	11.00%
Terminal rate applied to cash flow projections	5	10
Period over which management has projected cash flows	10 years	9 years
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate applied to cash flow projections	17.00%	17.00%
Terminal rate applied to cash flow projections	15	15
Period over which management has projected cash flows	18 years	18 years